Schedule IV - Mortgage Loans on Real Estate (Mortgage Loans on Real Estate Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance - December 31, 2011	$ 30,748
New Mortgage Loans	200,461
Other Additions
Amortization of mortgage premium
Collections of principal
Foreclosures
Loan Loss Reserve
Other Deductions	(559)
Balance - December 31, 2012	$ 230,650